Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr (415)	SFr (285)	SFr (116)
Gains/(losses) recognized in income on hedged items	423	290	111
Net gains/(losses) on the ineffective portion	8	5	(5)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(415)	(285)	(116)
Gains/(losses) recognized in income on hedged items	423	290	111
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	0	(1)	(1)
Gains/(losses) recognized in AOCI on derivatives	(171)	(86)	(14)
Gains/(losses) reclassified from AOCI into income	(133)	(35)	13
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(53)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(76)	(56)	(5)
Gains/(losses) reclassified from AOCI into income	(85)	(11)	29
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(95)	(30)	(9)
Gains/(losses) reclassified from AOCI into income	(48)	(24)	(16)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	133	(475)	(536)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	133	(475)	(536)
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(415)	(285)	(116)
Gains/(losses) recognized in income on hedged items	423	290	111
Net gains/(losses) on the ineffective portion	8	5	(5)
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(415)	(285)	(116)
Gains/(losses) recognized in income on hedged items	423	290	111
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	0	(1)	(1)
Gains/(losses) recognized in AOCI on derivatives	(162)	(87)	(8)
Gains/(losses) reclassified from AOCI into income	(127)	(28)	22
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(39)
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(76)	(56)	(5)
Gains/(losses) reclassified from AOCI into income	(85)	(11)	29
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(86)	(31)	(3)
Gains/(losses) reclassified from AOCI into income	(42)	(17)	(7)
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	131	(475)	(537)
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr 131	SFr (475)	SFr (537)